Cover Page Cover Page	Dec. 19, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 19, 2019
Entity Registrant Name	BANC OF CALIFORNIA, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35522
Entity Tax Identification Number	04-3639825
Entity Address, Address Line One	3 MacArthur Place,
Entity Address, City or Town	Santa Ana,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707
City Area Code	855
Local Phone Number	361-2262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001169770
Amendment Flag	false
Series E Preferred Stock [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	BANC PRE
Title of 12(b) Security	Depositary Shares -- 7.00% non-cumulative perpetual preferred stock, series E
Series D Preferred Stock [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	BANC PRD
Title of 12(b) Security	Depositary Shares -- 7.375% non-cumulative perpetual preferred stock, series D
Common Stock [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	BANC
Title of 12(b) Security	Common Stock, par value $0.01 per share